RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS
Net Amount due from the related party	$ 1,503	$ 665,916	$ 42,857
Kaiming Hu
RELATED PARTY BALANCES AND TRANSACTIONS
Net Amount due from the related party	0
Kaiming Hu | Capital contributions
RELATED PARTY BALANCES AND TRANSACTIONS
Net Amount due from the related party	556,083
Guoda Technology (Shenzhen) Co., Ltd.
RELATED PARTY BALANCES AND TRANSACTIONS
Net Amount due from the related party	1,503
Guoda Technology (Shenzhen) Co., Ltd. | Office lease fee settlement
RELATED PARTY BALANCES AND TRANSACTIONS
Receivables related to capital contribution	1,503
Zhiyou Wang
RELATED PARTY BALANCES AND TRANSACTIONS
Net Amount due to the related party	849,607
Zhiyou Wang | Borrowings from shareholders because temporary shortage of funds
RELATED PARTY BALANCES AND TRANSACTIONS
Net Amount due to the related party	849,607
Radiance Holding (HK) Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Net Amount due to the related party	273,000
Radiance Holding (HK) Limited | Borrowings from shareholders to pay agency fees with shares
RELATED PARTY BALANCES AND TRANSACTIONS
Net Amount due to the related party	$ 273,000